Income Taxes (Tables)	12 Months Ended
Jun. 30, 2021
Income Tax Disclosure [Abstract]
Schedule of federal income taxes on earnings differs from that computed at the statutory corporate tax rate
(in thousands)	2021	2020
Income taxes at the statutory rate	$456	$(2,579)
Increase (decrease) resulting primarily from:
Cash surrender value of life insurance	(19)	(16)
State income taxes	(83)	--
Deferred tax liability adjustment, net, resulting from Kentucky tax legislation	--	14
Goodwill impairment	--	2,848
Other	(2)	(3)
	$352	$264

Schedule of composition of the Company’s net deferred tax liability
(in thousands)	2021	2020
Taxes (payable) refundable on temporary differences at estimated corporate tax rate:
Deferred tax assets:
General loan loss allowance	$405	$371
Accrued expenses	102	164
Fair value accounting adjustments on acquisition	199	199
Nonaccrued interest on loans	109	118
Other real estate owned adjustments	3	17
Depreciation	42	37
Charitable contributions	--	12
State net operating loss carryforward	227	--
Total deferred tax assets	1,087	918

Deferred tax liabilities:
Federal Home Loan Bank stock dividends	(981)	(981)
Deferred loan origination costs	(30)	(33)
Loan servicing rights	(37)	(24)
Accrual to cash adjustment	(106)	(170)
Fair value accounting adjustments on acquisition	(547)	(547)
Total deferred tax liabilities	(1,701)	(1,755)
Net deferred tax liability	$(614)	$(837)